Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005515 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005515 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005515 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005515 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005515 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005515 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005515 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005515 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005515 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005515 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005515 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005516 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005516 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005516 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005516 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005516 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005516 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005516 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005516 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005516 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000005516 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005516 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005516 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159681 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159681 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159681 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159681 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159681 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159681 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159681 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159681 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159681 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000159681 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000159681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000159681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219322 | Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219322 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219322 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219322 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219322 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219322 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219322 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219322 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219322 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000219322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000219322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219322 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%